Capital Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Capital Lease Obligations [Abstract]
Schedule of Minimum Future Rental Payments	The following schedule provides minimum future rental payments required as of September 30, 2023.
2023	$36,692
Total minimum lease payments	36,692
Less: Amount represented interest	(438)
Present value of minimum lease payments and guaranteed residual value	$36,254
The following schedule provides minimum future rental payments required as of December 31, 2022, under the current portion of capital leases.
2022	$36,692
Total minimum lease payments	36,692
Less: Amount represented interest	(438)
Present value of minimum lease payments and guaranteed residual value	$36,254